Note 19 - Derivative Financial Instruments (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 16, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Aug. 05, 2014
Note 19 - Derivative Financial Instruments (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent		$ 164,000	$ 164,000		$ 1,739,000
Derivative, Notional Amount		0	0
Class of Warrant or Right, Outstanding		5,330,000	5,330,000		5,330,000
Fair Value Assumptions Expected Volatility Rate Calculation Basis				5 years
Fair Value Assumptions, Expected Volatility Rate	87.55%	90.49%	86.71%
Increase Decrease in Volatility Rate Applied			5.00%
Fair Value Assumptions Resulting Increase Decrease in Fair Value			4.60%
Swap [Member]
Note 19 - Derivative Financial Instruments (Details) [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent					1,739,000
Interest Rate Swap Termination Fee						$ 1,034,000